Note 5 - Loans and Leases - Summary of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Number of modifications	0
Allowance for loan and lease losses allocated		$ 128
Residential Portfolio Segment [Member]
Number of modifications	2
Recorded investment	$ 140
Allowance for loan and lease losses allocated